Average Annual Total Returns - FidelityTax-FreeBondFund-PRO - FidelityTax-FreeBondFund-PRO - Fidelity Tax-Free Bond Fund	Apr. 01, 2023
Fidelity Tax-Free Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(10.12%)
Past 5 years	1.18%
Past 10 years	2.32%
Fidelity Tax-Free Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(10.13%)
Past 5 years	1.14%
Past 10 years	2.27%
Fidelity Tax-Free Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(4.97%)
Past 5 years	1.57%
Past 10 years	2.51%
LB123
Average Annual Return:
Past 1 year	(9.37%)
Past 5 years	1.27%
Past 10 years	2.28%